EARNINGS PER SHARE (Narrative) (Details)	Jun. 30, 2024
Senior Unsecured Convertible Bonds Due 2023
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Senior unsecured convertible notes interest rate (in percentage)	4.875%